Equity, Cash Distributions (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended					6 Months Ended
		Jul. 20, 2016	Sep. 30, 2016		Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2016
Distribution Made to Member or Limited Partner
General partner distribution amount forfeited					$ 2			$ 5
Quarterly Distribution Per Unit						$ 0.810	$ 0.780
Total Cash Distribution including general partner IDRs					$ 123	$ 108	$ 98
Date of Distribution					Aug. 12, 2016	May 13, 2016	Feb. 12, 2016
Unitholders Record Date					Aug. 02, 2016	May 02, 2016	Feb. 02, 2016
Distribution Made to Limited Partner, Declaration Date								Oct. 18, 2016
Subsequent Event
Distribution Made to Member or Limited Partner
Quarterly Distribution Per Unit		$ 0.842	$ 0.8750	[1]
Total Cash Distribution including general partner IDRs	[1]		$ 131
Date of Distribution	[1]		Nov. 14, 2016
Unitholders Record Date	[1]		Nov. 04, 2016
Distribution Made to Limited Partner, Declaration Date		Jul. 20, 2016

[1]	This distribution was declared on October 18, 2016 and will be paid on the date of distribution.